Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Number of operating divisions	2
Number of reportable operating segment	1
Accounts Payable, Interest-bearing	$ 250,000	$ 250,000
Maximum Deferrable Under Annual Incentive Award Percent	50.00%
Amortization Of Intangible Assets	$ 0	$ 66,000
Cash, FDIC Insured Amount	250,000
Core deposits
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross	$ 812,000